Revenue	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as by providing corporate management services to such third-party entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

Revenue Table
The following tables contain the Company’s revenue for the three and six months ended June 30, 2021 and 2020, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	135,595	7,065	—	—	142,660
Voyage charters	10,318	113,998	—	—	124,316
FPSO contracts	—	—	12,290	—	12,290
Management fees and other	2,856	2,357	—	41,001	46,214
	148,769	123,420	12,290	41,001	325,480

	Three Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	135,761	34,986	—	4,096	174,843
Voyage charters	10,383	207,926	—	—	218,309
FPSO contracts	—	—	28,787	—	28,787
Management fees and other	2,061	3,580	—	55,225	60,866
	148,205	246,492	28,787	59,321	482,805

	Six Months Ended June 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	277,232	35,350	—	2,255	314,837
Voyage charters	19,585	226,199	—	—	245,784
FPSO contracts	—	—	23,107	—	23,107
Management fees and other	4,754	4,620	—	91,459	100,833
	301,571	266,169	23,107	93,714	684,561

	Six Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	266,306	50,553	—	9,053	325,912
Voyage charters	17,700	525,404	—	—	543,104
FPSO contracts	—	—	74,720	—	74,720
Management fees and other	4,086	12,435	—	96,602	113,123
	288,092	588,392	74,720	105,655	1,056,859

The following table contains the Company's total revenue for the three and six months ended June 30, 2021 and 2020, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	251,842	390,407	530,744	876,590
Interest income on lease receivables	12,294	12,877	24,822	25,543
Variable lease payments – cost reimbursements (1)	9,670	13,658	17,322	26,848
Variable lease payments – other (2)	—	—	—	5,218
	273,806	416,942	572,888	934,199
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,460	4,997	10,840	9,537
Management fees and other income	46,214	60,866	100,833	113,123
	51,674	65,863	111,673	122,660
Total	325,480	482,805	684,561	1,056,859
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.
Operating Leases

As at June 30, 2021, the minimum scheduled future rentals to be received by the Company in each of the next five years for time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $265.4 million (remainder of 2021), $429.8 million (2022), $322.8 million (2023), $252.9 million (2024) and $197.4 million (2025).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after June 30, 2021, revenue from unexercised option periods of contracts that existed on June 30, 2021, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under Accounting Standards Codification (or ASC) 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. The amounts may vary given unscheduled future events such as vessel maintenance.
Net Investment in Direct Financing Leases and Sales-Type Leases

On March 27, 2020, the Company entered into a bareboat charter with Britoil Limited (or BP), a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO for a period up to December 2030. BP may cancel the charter on six-months' notice. Under the terms of this charter, Teekay received a cash payment of approximately $67 million in April 2020 and will receive a nominal per day rate over the life of the contract and a fixed lump sum payment at the end of the contract period. The charter was classified and accounted for as a sales-type lease. Consequently, as at March 31, 2020, the Company recognized a net investment in sales-type lease of $81.9 million and an asset retirement obligation of $6.1 million, derecognized the carrying value of the Petrojarl Foinaven FPSO and related customer contract, and recognized a gain of $44.9 million in the three months ended March 31, 2020. As at June 30, 2021, the net investment in sales-type lease was $14.6 million, with the majority of the reduction from inception relating to the cash payment of $67 million received in April 2020. In April 2021, BP announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The Company expects the FPSO unit to be redelivered to Teekay Parent in the third quarter of 2022, at which point the Company intends to green-recycle the FPSO unit. At the end of the contract, the Company will receive a fixed lump sum payment from BP which the Company expects will cover the cost of green-recycling the FPSO unit.

As at June 30, 2021, Teekay LNG had three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2020.

As at December 31, 2019, Teekay LNG had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) and were accounted for as sales-type leases. In January 2020, Awilco purchased both carriers from Teekay LNG and paid Teekay LNG the associated purchase obligation amounts, deferred hire amounts and interest on deferred hire amounts, totaling $260.4 million relating to these two vessels.

As at June 30, 2021, estimated minimum lease payments to be received related to direct financing and sales-type leases in each of the next five years were approximately $32.3 million (remainder of 2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024), $64.2 million (2025) and an aggregate of $446.5 million thereafter. The leases are expected to end between 2028 and 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at June 30, 2021 and December 31, 2020, there were contract liabilities of $14.0 million and $30.7 million, respectively. During the three and six months ended June 30, 2021, the Company recognized revenues of $21.7 million and $30.7 million, respectively, (three and six months ended June 30, 2020 - $28.1 million and $32.4 million, respectively) included in contract liability at the beginning of such periods.